Carve-Out Balance Sheets - BigToken Inc [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 92,000	$ 1,000	$ 39,000
Accounts receivable, net	682,000	876,000	790,000
Prepaid expenses	21,000	189,000	133,000
Marketable securities		64,000	20,000
Other current assets	1,000	1,000
Total current assets	796,000	1,131,000	982,000
Property and equipment, net	1,000	3,000	4,000
Goodwill	5,445,000	5,445,000	5,445,000
Intangible assets, net	919,000	869,000	469,000
Total Assets	7,161,000	7,448,000	6,900,000
Liabilities and Net Parent Investment
Accounts payable and accrued expenses	855,000	1,225,000	689,000
Other current liabilities	263,000	445,000
Total Liabilities	1,118,000	1,670,000	689,000
Commitments and contingencies (see Note 7)
Net parent investment	6,043,000	5,778,000	6,211,000
Total Net Parent Investment	6,043,000	5,778,000	6,211,000
Total Liabilities and Net Parent Investment	$ 7,161,000	$ 7,448,000	$ 6,900,000